UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2012

Check here if Amendment [ ];Amendment Number:
      This Amendment (Check only one.):    [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Locust Wood Capital Advisers, LLC
Address:    1540 Broadway
            Suite 1510
            New York, NY   10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Morris
Title:      Chief Financial Officer
Phone:      (212) 354-0193

Signature, Place and Date of Signing:

      /s/   Paul Morris        New York, NY      August 3, 2012

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $312,991 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.   Form 13F File Number     Name

1.    28-11881                 Locust Wood Capital, LP

        COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7       COLUMN 8
                                                                                                                       VOTING
                                                                                                                      AUTHORITY
NAME OF ISSUER               TITLE OF     CUSIP     VALUE X   SHARES OR  SH/PRN PUT/CALL  INVESTMENT    OTHER    SOLE  SHARED  NONE
                             CLASS                   $1000    PRN AMOUNT                  DISCRETION   MANAGERS
ADVISORSHARES ACTIVE BEAR    COM        00768Y883      4,638     198,900   SH                SOLE        NONE             4,638
ETF
ALLEGHANY CORP (DEL) COM     COM        017175100      5,369      15,804   SH                SOLE        NONE             5,369
STK
APPLE INC COM STK            COM        037833100     14,976      25,643   SH                SOLE        NONE            14,976
ATLAS ENERGY L P COM STK     COM        04930A104      1,442      47,275   SH                SOLE        NONE             1,442
ATLS RSR PTNR WI             UNIT LTD   04941A101      9,954     373,650   SH                SOLE        NONE             9,954
                             PARTNER
BERKSHIRE HATHAWAY CL A INC  COM        084670108     10,370          83   SH                SOLE        NONE            10,370
DEL
BERKSHIRE HATHAWAY INC       CLASS B    084670702     17,177     206,130   SH                SOLE        NONE            17,177
CLASS B COM                  COM
CANADIAN PACIFIC RAILWAY     COM        13645T100     11,004     150,200   SH                SOLE        NONE            11,004
CITIGROUP INC                COM        172967424         27       1,000   SH                SOLE        NONE                27
CITIGROUP INC CONV PFD       PREFERRED  172967416      3,340      39,200   SH                SOLE        NONE             3,340
12/15/2012
DOW CHEMICAL CORP COM STK    COM        260543103      1,764      56,000   SH                SOLE        NONE             1,764
ECOLAB INC COM STK           COM        278865100     15,512     226,350   SH                SOLE        NONE            15,512
EXXON MOBIL CORP COM STK     COM        30231G102      2,268      26,500   SH                SOLE        NONE             2,268
FORD MOTOR WRNT EXP          WARRANTS   345370134          3       2,800   SH                SOLE        NONE                 3
01/01/2013
GOOGLE INC CL A COM STK      COM        38259P508      7,378      12,720   SH                SOLE        NONE             7,378
INTL BUSINESS MACHS CORP     COM        459200101      7,901      40,400   SH                SOLE        NONE             7,901
COM
JC PENNEY CO INC COM STK     COM        708160106      9,365     401,750   SH                SOLE        NONE             9,365
JOHNSON & JOHNSON COM        COM        478160104      7,499     111,000   SH                SOLE        NONE             7,499
KAPSTONE PAPER & PACKAGING   COM        48562P103      2,351     148,300   SH                SOLE        NONE             2,351
CORP COM
KINDER MORGAN HOLD CO LLC    COM        49456B101     22,082     685,341   SH                SOLE        NONE            22,082
KINDER MORGAN INC. WARRANTS  WARRANTS   49456B119     13,662   6,325,006   SH                SOLE        NONE            13,662
EXPIRING 20
KKR & CO LP DEL LIMITED      UNIT LTD   48248M102      7,494     581,350   SH                SOLE        NONE             7,494
PARTNERSHIP                  PARTNER
KRAFT FOODS INC              COM        50075N104     13,363     346,000   SH                SOLE        NONE            13,363
LIBERTY MEDIA CORP C INTER   COM        53071M104     15,951     897,361   SH                SOLE        NONE            15,951
A
MACQUARIE INFRASTRUCTURE     COM        55608B105      7,653     229,900   SH                SOLE        NONE             7,653
COMPA COM STK
MARATHON PETROLEUM CORP COM  COM        56585A102     15,239     339,250   SH                SOLE        NONE            15,239
STK
MARTHA STEWART LIVING        COM        573083102        556     163,600   SH                SOLE        NONE               556
OMNIMED CL A
MCGRAW-HILL COS INC COM STK  COM        580645109      3,557      79,050   SH                SOLE        NONE             3,557
MOTOROLA SOLUTIONS INC       COM        620076307     14,563     302,700   SH                SOLE        NONE            14,563
NEWCASTLE INVT CORP NEW COM  COM        65105M108        707     105,500   SH                SOLE        NONE               707
REIT
OAKTREE CAPITAL GROUP LLC    UNIT LTD   674001201      2,388      67,550   SH                SOLE        NONE             2,388
                             PARTNER
PFIZER INC SHS               COM        717081103      9,136     397,225   SH                SOLE        NONE             9,136
QUALCOMM INC COM STK         COM        747525103     11,657     209,350   SH                SOLE        NONE            11,657
STAR GAS PARTNERS L.P. COM   UNIT LTD   85512C105      2,433     581,950   SH                SOLE        NONE             2,433
STK                          PARTNER
TARGET CORP COM STK          COM        87612E106      8,891     152,800   SH                SOLE        NONE             8,891
THE HOWARD HUGHES CORP.      COM        44267D107     10,759     174,550   SH                SOLE        NONE            10,759
TRAVELERS COS INC COM STK    COM        89417E109      5,873      92,000   SH                SOLE        NONE             5,873
WELLS FARGO & CO-CW18 WT     WARRANTS   949746119        448      50,900   SH                SOLE        NONE               448
EXP10/28/18
WENDYS CO CL A COM STK       COM        95058W100      5,087   1,077,800   SH                SOLE        NONE             5,087
GRACE W R & CO DEL NEW COM   COM        38388F108      4,614      91,450   SH                SOLE        NONE             4,614
STK
YAHOO INC COM STK            COM        984332106      4,539     286,750   SH                SOLE        NONE             4,539


          TOTALS                                     312,991  15,321,088                                                312,991
